Income Taxes (Details) - Schedule of expense or (benefit) for income taxes - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020
Current income taxes
U.S. federal			$ 30,985
U.S. state	200	5,800
Foreign		6,270
Total current income taxes	200	12,070	30,985
Deferred income tax
U.S. federal		(2,274,295)
U.S. state
Total deferred income tax benefit		$ (2,274,295)